Share Capital and Employee Compensation Plans - Disclosure of DSU transactions, shown in number of DSUs, during the year (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year (in shares) | shares	228,000,000	156,500,000
Granted (in shares) | shares	0	96,000,000
Settled for cash ( in shares) | shares	0	(24,500,000)
Change in value ( in shares) | shares	0	0
Outstanding, end of year (in shares) | shares	228,000,000	228,000,000
Outstanding, beginning of year	$ 1,364	$ 1,234
Granted	0	811
Settled for cash	0	(218)
Change in value	134	(463)
Outstanding, end of year	$ 1,498	$ 1,364
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year (in shares) | shares	173,750,000	0
Granted (in shares) | shares	61,875,000	173,750,000
Settled for cash ( in shares) | shares	(82,500,000)	0
Outstanding, end of year (in shares) | shares	153,125,000	173,750,000
Outstanding, beginning of year	$ 764	$ 0
Granted	451	1,336
Settled for cash	(535)	0
Change in value	25	(572)
Outstanding, end of year	$ 705	$ 764
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year (in shares) | shares	249,498,000	83,500,000
Granted (in shares) | shares	0	195,500,000
Settled for cash ( in shares) | shares	0	(27,002,000)
Change in value ( in shares) | shares	0	0
Outstanding, end of year (in shares) | shares	235,437,000	249,498,000
Outstanding, beginning of year	$ 254	$ 11
Granted	0	1,677
Settled for cash	0	(175)
Change in value	821	(1,253)
Outstanding, end of year	$ 1,055	$ 254